Liquidity Risks and Management's Plans (Details Textual) (USD $)	Dec. 31, 2013	Feb. 19, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event [Member] Deerfield Facility Agreement [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000			$ 35,000,000
Initial Draw Disbursement Amount					9,000,000
Second Draw Disbursement Amount					26,000,000
Cash	$ 3,286,713		$ 2,615,805	$ 2,246,050